UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	27.65%	17.98%	10.79%
Class T (incl. 3.50% sales charge)	30.50%	18.28%	10.84%
Class B (incl. contingent deferred sales charge) B	29.42%	18.26%	10.86%
Class C (incl. contingent deferred sales charge) C	33.47%	18.52%	10.68%

A From August 12, 2004.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on August 12, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: With the current bull run nearing the five-year mark, equity markets ripped through records during the 12 months ending December 31, 2013. Gains were fueled by generally improving economic data and accommodative monetary policies worldwide. The broad S&P 500® Index hit successive highs in its 32.39% climb for the period and, for the first time since 1995, scored a "perfect 10," with all 10 economic sectors up at least 10% for the year. Meanwhile, the blue-chip Dow Jones Industrial AverageSM closed 2013 at a record 16,577 points - for a one-year gain of 29.65% - and the Nasdaq Composite Index®, up 40.12% amid a resurgence in growth-oriented stocks, closed above 4,000 for the first time since 2000. Shedding anxiety over the 2012 U.S. presidential election and the federal debt-ceiling debate, markets kicked off the year on a positive note, rising through late May. News that the U.S. Federal Reserve was considering an end to its stimulative bond buying kept stocks in flux over the summer, but by September the Fed had set aside any imminent tapering (only to revisit the topic in December). Despite jitters over a potential U.S. military strike in Syria and a budget impasse that briefly shuttered the federal government, volatility was subdued heading into the holidays, with investor optimism pushing many markets to all-time highs by year-end.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 35.43%, 35.23%, 34.42% and 34.47%, respectively (excluding sales charges), ahead of the 33.50% gain of the S&P MidCap 400® Index. Versus the index, relatively light exposure to a number of lagging real estate investment trusts (REITs) and a small position in real estate portfolio manager Altisource Asset Management contributed. My picks in software & services were another positive, especially top contributor FleetCor Technologies, a provider of fuel cards for commercial customers. I considerably reduced this position. Not holding two weak-performing benchmark components, data centers Rackspace Hosting and Equinix, further aided relative performance. Conversely, stock selection in materials and energy hampered performance versus the index. In materials, the fund's holdings in Canadian gold miners were hurt by a sharp decline in gold's price, and I trimmed or eliminated many of them. Weakness in the Canadian dollar also curbed the fund's performance. With that said, Vertex Pharmaceuticals was the fund's largest relative detractor, and energy engineering and construction holding McDermott International detracted as well. Both positions were sold. Some stocks I've mentioned in this report were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	1.09%
Actual		$ 1,000.00	$ 1,212.10	$ 6.08C
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55D
Class T	1.31%
Actual		$ 1,000.00	$ 1,211.40	$ 7.30C
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.67D
Class B	1.90%
Actual		$ 1,000.00	$ 1,207.40	$ 10.57C
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65D
Class C	1.84%
Actual		$ 1,000.00	$ 1,208.10	$ 10.24C
HypotheticalA		$ 1,000.00	$ 1,015.93	$ 9.35D
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,213.80	$ 4.91C
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48D
Class Z	.65%
Actual		$ 1,000.00	$ 1,113.50	$ 2.65C
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.7	1.5
Kroger Co.	1.3	1.4
Boston Scientific Corp.	1.1	0.8
Alliance Data Systems Corp.	1.1	0.9
Johnson Controls, Inc.	1.1	0.7
Fiserv, Inc.	1.1	1.1
The Blackstone Group LP	1.1	0.6
Fidelity National Information Services, Inc.	1.0	0.8
TE Connectivity Ltd.	1.0	0.9
Jazz Pharmaceuticals PLC	1.0	0.2
	11.5
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	22.8
Consumer Discretionary	20.4	20.8
Industrials	16.3	16.3
Financials	15.3	15.0
Health Care	11.8	8.8
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 99.5%		Stocks 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	17.1%	** Foreign investments	16.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 4.1%
BorgWarner, Inc.	71,940	$ 4,022,165
Delphi Automotive PLC	311,230	18,714,260
Gentex Corp.	392,563	12,950,653
Johnson Controls, Inc.	670,340	34,388,442
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	81,558
Standard Motor Products, Inc.	211,345	7,777,496
Tenneco, Inc. (a)	528,308	29,886,384
The Goodyear Tire & Rubber Co.	448,413	10,694,650
TRW Automotive Holdings Corp. (a)	79,108	5,884,844
Visteon Corp. (a)	84,716	6,937,393
		131,337,845
Automobiles - 0.8%
Harley-Davidson, Inc.	357,294	24,739,037
Winnebago Industries, Inc. (a)	51,250	1,406,813
		26,145,850
Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	294,846	12,816,956
Grand Canyon Education, Inc. (a)	372,921	16,259,356
H&R Block, Inc.	394,720	11,462,669
New Oriental Education & Technology Group, Inc. sponsored ADR	470,050	14,806,575
		55,345,556
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	34,206	1,316,931
Bloomin' Brands, Inc. (a)	538,253	12,923,455
Brinker International, Inc.	301,448	13,969,100
Fiesta Restaurant Group, Inc. (a)	20,291	1,060,002
Home Inns & Hotels Management, Inc. sponsored ADR (a)	500	21,820
Jubilant Foodworks Ltd. (a)	26,477	544,632
Papa John's International, Inc.	183,126	8,313,920
Ruth's Hospitality Group, Inc.	675,267	9,595,544
Texas Roadhouse, Inc. Class A	331,296	9,210,029
The Cheesecake Factory, Inc.	198,958	9,603,703
		66,559,136
Household Durables - 2.6%
Harman International Industries, Inc.	333,151	27,268,409
Haseko Corp. (a)	581,800	4,432,719
Iida Group Holdings Co. Ltd. (a)(d)	292,856	5,886,358
Jarden Corp. (a)	323,547	19,849,608
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	54,384	$ 8,097,778
Whirlpool Corp.	121,064	18,990,099
		84,524,971
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	39,700	3,288,351
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	102,517	14,930,576
Media - 2.4%
AMC Networks, Inc. Class A (a)	11,322	771,141
CBS Corp. Class B	308,734	19,678,705
Comcast Corp. Class A	24,584	1,277,508
Interpublic Group of Companies, Inc.	960,248	16,996,390
Naspers Ltd. Class N	25,500	2,664,276
Nexstar Broadcasting Group, Inc. Class A	53,435	2,977,933
Sinclair Broadcast Group, Inc. Class A	54,369	1,942,604
Time Warner, Inc.	452,719	31,563,569
		77,872,126
Multiline Retail - 0.7%
Dollar General Corp. (a)	335,465	20,235,249
Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (a)	54,176	2,911,418
CST Brands, Inc.	708,051	25,999,633
Dick's Sporting Goods, Inc.	53,295	3,096,440
Foot Locker, Inc.	625,233	25,909,656
GNC Holdings, Inc.	139,975	8,181,539
Guess?, Inc.	121,912	3,787,806
Lithia Motors, Inc. Class A (sub. vtg.)	100,244	6,958,938
Murphy U.S.A., Inc.	54,000	2,244,240
Office Depot, Inc. (a)	406,951	2,152,771
PetSmart, Inc.	189,314	13,772,594
Rent-A-Center, Inc.	128,743	4,292,292
Ross Stores, Inc.	13,239	991,998
Signet Jewelers Ltd.	215,822	16,985,191
TJX Companies, Inc.	132,520	8,445,500
		125,730,016
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	399,765	29,498,659
Page Industries Ltd.	8,386	701,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	186,424	$ 11,621,672
Wolverine World Wide, Inc.	204,158	6,933,206
		48,754,983
TOTAL CONSUMER DISCRETIONARY		654,724,659
CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	199,698	9,729,287
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	198,715	14,222,033
Kroger Co.	1,050,948	41,543,974
		55,766,007
Food Products - 2.8%
Archer Daniels Midland Co.	1,239,744	53,804,885
Britannia Industries Ltd.	82,351	1,225,943
Bunge Ltd.	327,012	26,850,955
Green Mountain Coffee Roasters, Inc. (d)	91,899	6,945,726
SunOpta, Inc. (a)	182,700	1,828,827
		90,656,336
TOTAL CONSUMER STAPLES		156,151,630
ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	36,000	3,957,480
Ensco PLC Class A	214,038	12,238,693
National Oilwell Varco, Inc.	245,139	19,495,905
Noble Corp.	394,861	14,795,442
Ocean Rig UDW, Inc. (United States) (a)	121,543	2,339,703
Oil States International, Inc. (a)	33,126	3,369,577
TETRA Technologies, Inc. (a)	522,252	6,455,035
		62,651,835
Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	47,368	4,070,806
Bonanza Creek Energy, Inc. (a)	160,378	6,971,632
Canadian Natural Resources Ltd.	207,700	7,027,289
Cimarex Energy Co.	141,647	14,860,187
Continental Resources, Inc. (a)	114,020	12,829,530
Devon Energy Corp.	58,703	3,631,955
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	$ 1
Energen Corp.	229,265	16,220,499
Energy XXI (Bermuda) Ltd.	414,102	11,205,600
Marathon Oil Corp.	155,252	5,480,396
Peabody Energy Corp.	319,506	6,239,952
Suncor Energy, Inc.	214,200	7,509,351
Whiting Petroleum Corp. (a)	199,997	12,373,814
		108,421,012
TOTAL ENERGY		171,072,847
FINANCIALS - 15.1%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	226,287	26,034,319
BlackRock, Inc. Class A	84,190	26,643,609
E*TRADE Financial Corp. (a)	164,700	3,234,708
Invesco Ltd.	576,793	20,995,265
Lazard Ltd. Class A	94,468	4,281,290
Marusan Securities Co. Ltd.	515,500	4,815,048
Monex Group, Inc.	879,000	3,946,575
Raymond James Financial, Inc.	78,224	4,082,511
SEI Investments Co.	491,281	17,062,189
The Blackstone Group LP	1,057,200	33,301,800
Virtus Investment Partners, Inc. (a)	32,086	6,418,804
Waddell & Reed Financial, Inc. Class A	146,297	9,526,861
		160,342,979
Commercial Banks - 3.1%
City National Corp.	74,352	5,890,165
Comerica, Inc.	83,040	3,947,722
Commerce Bancshares, Inc.	128,466	5,769,408
East West Bancorp, Inc.	188,535	6,593,069
First Niagara Financial Group, Inc.	896,767	9,523,666
Huntington Bancshares, Inc.	2,344,657	22,625,940
Lakeland Financial Corp.	234,291	9,137,349
M&T Bank Corp.	2,718	316,430
PrivateBancorp, Inc.	282,393	8,169,629
Shinsei Bank Ltd. (f)	1,486,000	3,637,586
SunTrust Banks, Inc.	418,215	15,394,494
Synovus Financial Corp.	2,014,679	7,252,844
		98,258,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	135,615	$ 12,304,349
Credit Saison Co. Ltd.	150,000	3,954,298
Discover Financial Services	72,528	4,057,942
Hitachi Capital Corp.	57,400	1,674,309
SLM Corp.	856,090	22,498,045
		44,488,943
Diversified Financial Services - 1.6%
CRISIL Ltd.	29,849	579,628
Interactive Brokers Group, Inc.	34,043	828,607
McGraw-Hill Companies, Inc.	282,286	22,074,765
ORIX Corp.	747,400	13,133,215
The NASDAQ Stock Market, Inc.	373,878	14,880,344
		51,496,559
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	98,563	11,118,892
Everest Re Group Ltd.	38,100	5,938,647
Hanover Insurance Group, Inc.	122,001	7,284,680
Marsh & McLennan Companies, Inc.	373,254	18,050,563
Old Republic International Corp.	494,260	8,535,870
Protective Life Corp.	280,239	14,196,908
Reinsurance Group of America, Inc.	133,691	10,349,020
		75,474,580
Real Estate Management & Development - 1.7%
Altisource Asset Management Corp. (a)	13,003	12,092,790
Altisource Portfolio Solutions SA	133,438	21,167,270
Altisource Residential Corp. Class B	231,661	6,975,313
CBRE Group, Inc. (a)	150,660	3,962,358
Jones Lang LaSalle, Inc.	98,690	10,104,869
		54,302,600
TOTAL FINANCIALS		484,363,963
HEALTH CARE - 11.8%
Biotechnology - 1.6%
Aegerion Pharmaceuticals, Inc. (a)	32,992	2,341,112
Amgen, Inc.	112,792	12,876,335
Biogen Idec, Inc. (a)	17,400	4,867,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	38,535	$ 6,510,874
United Therapeutics Corp. (a)	230,300	26,042,324
		52,638,295
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	61,738	2,234,916
Boston Scientific Corp. (a)	3,052,549	36,691,639
C.R. Bard, Inc.	82,697	11,076,436
Greatbatch, Inc. (a)	72,023	3,186,298
Hill-Rom Holdings, Inc.	200,391	8,284,164
Stryker Corp.	107,092	8,046,893
Trinity Biotech PLC sponsored ADR	284,730	7,158,112
		76,678,458
Health Care Providers & Services - 3.0%
Aetna, Inc.	69,902	4,794,578
Centene Corp. (a)	97,026	5,719,683
Corvel Corp. (a)	12,901	602,477
DaVita HealthCare Partners, Inc. (a)	5,363	339,853
HCA Holdings, Inc.	491,155	23,433,005
Laboratory Corp. of America Holdings (a)	7,354	671,935
McKesson Corp.	66,083	10,665,796
MEDNAX, Inc. (a)	125,750	6,712,535
Omnicare, Inc.	175,580	10,598,009
Universal Health Services, Inc. Class B	164,081	13,333,222
VCA Antech, Inc. (a)	599,854	18,811,421
		95,682,514
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	176,330	19,634,346
Pharmaceuticals - 4.2%
AbbVie, Inc.	131,693	6,954,707
Actavis PLC (a)	160,794	27,013,392
Cadila Healthcare Ltd.	1	7
Hospira, Inc. (a)	34,800	1,436,544
Jazz Pharmaceuticals PLC (a)	253,332	32,061,698
Mallinckrodt PLC (a)	117,421	6,136,421
Mylan, Inc. (a)	388,045	16,841,153
Perrigo Co. PLC	15,200	2,332,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	177,890	$ 15,999,427
Valeant Pharmaceuticals International (Canada) (a)	213,705	25,071,233
		133,847,174
TOTAL HEALTH CARE		378,480,787
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	190,582	16,586,351
Esterline Technologies Corp. (a)	126,459	12,893,760
Exelis, Inc.	117,594	2,241,342
Hexcel Corp. (a)	221,387	9,893,785
Moog, Inc. Class A (a)	82,291	5,590,851
Textron, Inc.	401,243	14,749,693
		61,955,782
Airlines - 2.5%
Copa Holdings SA Class A	105,362	16,869,510
Delta Air Lines, Inc.	888,608	24,410,062
Southwest Airlines Co.	755,811	14,239,479
Spirit Airlines, Inc. (a)	518,345	23,538,046
		79,057,097
Building Products - 0.4%
A.O. Smith Corp.	184,841	9,970,324
Allegion PLC (a)	80,386	3,552,257
		13,522,581
Commercial Services & Supplies - 0.9%
G&K Services, Inc. Class A	111,165	6,917,798
KAR Auction Services, Inc.	129,900	3,838,545
Performant Financial Corp. (a)	93,354	961,546
Republic Services, Inc.	310,952	10,323,606
UniFirst Corp.	21,548	2,305,636
West Corp.	117,275	3,015,140
		27,362,271
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	119,292	3,315,125
Fluor Corp.	245,014	19,672,174
Granite Construction, Inc.	700	24,486
Jacobs Engineering Group, Inc. (a)	344,416	21,694,764
Primoris Services Corp.	42,440	1,321,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	127,951	$ 4,038,134
URS Corp.	163,587	8,668,475
		58,734,315
Electrical Equipment - 1.0%
AMETEK, Inc.	39,664	2,089,103
Babcock & Wilcox Co.	31,773	1,086,319
EnerSys	110,345	7,734,081
Generac Holdings, Inc.	360,428	20,414,642
		31,324,145
Industrial Conglomerates - 0.0%
Max India Ltd.	68,471	239,327
Machinery - 3.6%
Crane Co.	95,764	6,440,129
Cummins, Inc.	94,119	13,267,955
Harsco Corp.	244,090	6,841,843
IDEX Corp.	38,754	2,861,983
Illinois Tool Works, Inc.	75,090	6,313,567
Ingersoll-Rand PLC	465,472	28,673,075
ITT Corp.	48,120	2,089,370
Pentair Ltd.	54,590	4,240,005
Snap-On, Inc.	173,022	18,949,369
SPX Corp.	108,374	10,795,134
TriMas Corp. (a)	41,082	1,638,761
Wabtec Corp.	124,140	9,219,878
Watts Water Technologies, Inc. Class A	18,877	1,167,920
Woodward, Inc.	92,639	4,225,265
		116,724,254
Professional Services - 3.0%
Corporate Executive Board Co.	58,119	4,500,154
Dun & Bradstreet Corp.	252,880	31,041,020
Huron Consulting Group, Inc. (a)	36,414	2,283,886
Insperity, Inc.	24,739	893,820
Kelly Services, Inc. Class A (non-vtg.)	142,313	3,549,286
Manpower, Inc.	348,575	29,928,650
Randstad Holding NV	35,330	2,291,654
Resources Connection, Inc.	28,400	406,972
Towers Watson & Co.	133,410	17,024,450
TrueBlue, Inc. (a)	199,146	5,133,984
		97,053,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
Con-way, Inc.	355,186	$ 14,104,436
Old Dominion Freight Lines, Inc. (a)	42,454	2,250,911
Ryder System, Inc.	173,384	12,792,272
		29,147,619
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	120,966	3,759,623
United Rentals, Inc. (a)	74,825	5,832,609
		9,592,232
TOTAL INDUSTRIALS		524,713,499
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	1,666,096	14,778,272
F5 Networks, Inc. (a)	45,071	4,095,151
Juniper Networks, Inc. (a)	319,099	7,202,064
Plantronics, Inc.	37,195	1,727,708
Ubiquiti Networks, Inc.	3,300	151,668
		27,954,863
Computers & Peripherals - 0.5%
EMC Corp.	676,163	17,005,499
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	464,223	25,184,098
Avnet, Inc.	199,757	8,811,281
CDW Corp.	458,124	10,701,777
Flextronics International Ltd. (a)	1,321,451	10,267,674
Jabil Circuit, Inc.	131,468	2,292,802
TE Connectivity Ltd.	588,240	32,417,906
Tech Data Corp. (a)	47,278	2,439,545
		92,115,083
Internet Software & Services - 0.9%
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	6,212,780
Stamps.com, Inc. (a)	112,591	4,740,081
Tencent Holdings Ltd.	48,200	3,074,387
Web.com Group, Inc. (a)	134,478	4,275,056
Yahoo!, Inc. (a)	306,153	12,380,827
		30,683,131
IT Services - 9.1%
Alliance Data Systems Corp. (a)(d)	136,428	35,871,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Broadridge Financial Solutions, Inc.	152,880	$ 6,041,818
Cognizant Technology Solutions Corp. Class A (a)	39,800	4,019,004
Computer Sciences Corp.	127,058	7,100,001
Euronet Worldwide, Inc. (a)	657,505	31,461,614
Fidelity National Information Services, Inc.	617,516	33,148,259
Fiserv, Inc. (a)	573,884	33,887,850
FleetCor Technologies, Inc. (a)	209,864	24,589,765
Genpact Ltd. (a)	77,143	1,417,117
Global Payments, Inc.	386,871	25,142,746
Heartland Payment Systems, Inc.	282,162	14,062,954
Jack Henry & Associates, Inc.	15,459	915,327
Sapient Corp. (a)	1,291,327	22,417,437
Teletech Holdings, Inc. (a)	418,126	10,009,936
Total System Services, Inc.	829,447	27,603,996
Vantiv, Inc. (a)	193,698	6,316,492
Visa, Inc. Class A	35,149	7,826,979
		291,832,309
Office Electronics - 0.2%
Xerox Corp.	686,588	8,355,776
Semiconductors & Semiconductor Equipment - 4.2%
Avago Technologies Ltd.	187,571	9,920,630
Freescale Semiconductor Holdings I Ltd. (a)(d)	169,003	2,712,498
Intersil Corp. Class A	331,000	3,796,570
Lam Research Corp. (a)	287,163	15,636,025
Microchip Technology, Inc. (d)	195,527	8,749,833
NVIDIA Corp.	787,543	12,616,439
NXP Semiconductors NV (a)	656,228	30,140,552
PDF Solutions, Inc. (a)	451,117	11,557,618
PMC-Sierra, Inc. (a)	117,678	756,670
RF Micro Devices, Inc. (a)	1,469,366	7,581,929
Skyworks Solutions, Inc. (a)	1,111,923	31,756,521
		135,225,285
Software - 2.3%
Activision Blizzard, Inc.	456,940	8,147,240
Electronic Arts, Inc. (a)	862,110	19,776,803
Intuit, Inc.	213,306	16,279,514
Mentor Graphics Corp.	646,294	15,556,297
MICROS Systems, Inc. (a)	68,940	3,955,088
Parametric Technology Corp. (a)	141,694	5,014,551
SS&C Technologies Holdings, Inc. (a)	59,731	2,643,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	10,740	$ 186,554
Verint Systems, Inc. (a)	52,999	2,275,777
		73,835,518
TOTAL INFORMATION TECHNOLOGY		677,007,464
MATERIALS - 4.4%
Chemicals - 2.5%
Albemarle Corp.	233,842	14,823,244
Ashland, Inc.	155,167	15,057,406
Cytec Industries, Inc.	117,482	10,944,623
LyondellBasell Industries NV Class A	159,920	12,838,378
Methanex Corp.	131,000	7,747,159
Olin Corp. (d)	146,570	4,228,545
PolyOne Corp.	267,383	9,451,989
W.R. Grace & Co. (a)	41,498	4,102,907
		79,194,251
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	64,136	1,525,795
Packaging Corp. of America	239,671	15,166,381
		16,692,176
Metals & Mining - 0.6%
Commercial Metals Co.	89,689	1,823,377
Goldcorp, Inc.	94,500	2,049,687
Kinross Gold Corp.	184,000	805,460
New Gold, Inc. (a)	829,500	4,341,746
Osisko Mining Corp. (a)	1,632,600	7,238,923
Steel Dynamics, Inc.	247,894	4,843,849
		21,103,042
Paper & Forest Products - 0.8%
Boise Cascade Co.	785,921	23,168,951
P.H. Glatfelter Co.	77,861	2,152,078
		25,321,029
TOTAL MATERIALS		142,310,498
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	75,472	1,945,668
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	23,772	$ 2,277,833
TOTAL COMMON STOCKS (Cost $2,416,989,528)		3,193,048,848
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,313,965
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,768,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,082,433
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	17,508,209	17,508,209
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	39,476,764	39,476,764
TOTAL MONEY MARKET FUNDS (Cost $56,984,973)		56,984,973
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,478,643,548)		3,256,116,254
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(39,930,915)
NET ASSETS - 100%		$ 3,216,185,339
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,965 or 0.1% of net assets.

(f) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,494
Fidelity Securities Lending Cash Central Fund	242,848
Total	$ 324,342
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 654,724,659	$ 644,405,582	$ 10,319,077	$ -
Consumer Staples	156,151,630	156,151,630	-	-
Energy	171,072,847	171,072,846	1	-
Financials	490,446,396	456,971,400	33,474,996	-
Health Care	378,480,787	378,480,787	-	-
Industrials	524,713,499	524,713,499	-	-
Information Technology	677,007,464	677,007,464	-	-
Materials	142,310,498	142,310,498	-	-
Telecommunication Services	1,945,668	1,945,668	-	-
Utilities	2,277,833	2,277,833	-	-
Money Market Funds	56,984,973	56,984,973	-	-
Total Investments in Securities:	$ 3,256,116,254	$ 3,212,322,180	$ 43,794,074	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.9%
Ireland	3.3%
Bermuda	2.9%
Canada	2.0%
Switzerland	1.4%
Netherlands	1.4%
Japan	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value (including securities loaned of $38,968,229) - See accompanying schedule: Unaffiliated issuers (cost $2,421,658,575)	$ 3,199,131,281
Fidelity Central Funds (cost $56,984,973)	56,984,973
Total Investments (cost $2,478,643,548)		$ 3,256,116,254
Receivable for investments sold Regular delivery		12,190,525
Delayed delivery		667,900
Receivable for fund shares sold		3,800,217
Dividends receivable		1,664,589
Interest receivable		2,217
Distributions receivable from Fidelity Central Funds		12,718
Prepaid expenses		6,729
Other receivables		192,408
Total assets		3,274,653,557

Liabilities
Payable to custodian bank	$ 145,349
Payable for investments purchased	5,877,075
Payable for fund shares redeemed	10,055,405
Accrued management fee	1,444,264
Distribution and service plan fees payable	683,394
Other affiliated payables	714,420
Other payables and accrued expenses	71,547
Collateral on securities loaned, at value	39,476,764
Total liabilities		58,468,218

Net Assets		$ 3,216,185,339
Net Assets consist of:
Paid in capital		$ 2,397,576,482
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,174,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		777,472,873
Net Assets		$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,079,380,484 ÷ 51,936,808 shares)	$ 20.78

Maximum offering price per share (100/94.25 of $20.78)	$ 22.05
Class T: Net Asset Value and redemption price per share ($461,204,941 ÷ 22,477,922 shares)	$ 20.52

Maximum offering price per share (100/96.50 of $20.52)	$ 21.26
Class B: Net Asset Value and offering price per share ($35,769,736 ÷ 1,822,206 shares)A	$ 19.63

Class C: Net Asset Value and offering price per share ($301,398,155 ÷ 15,372,745 shares)A	$ 19.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,326,259,791 ÷ 62,688,010 shares)	$ 21.16

Class Z: Net Asset Value, offering price and redemption price per share ($12,172,232 ÷ 576,492 shares)	$ 21.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,010,678
Interest		2,476
Income from Fidelity Central Funds		324,342
Total income		33,337,496

Expenses
Management fee	$ 15,984,348
Transfer agent fees	7,547,784
Distribution and service plan fees	7,644,995
Accounting and security lending fees	859,733
Custodian fees and expenses	146,793
Independent trustees' compensation	15,005
Registration fees	167,866
Audit	104,497
Legal	8,160
Interest	916
Miscellaneous	26,257
Total expenses before reductions	32,506,354
Expense reductions	(289,210)	32,217,144
Net investment income (loss)		1,120,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,698,617
Foreign currency transactions	(46,366)
Total net realized gain (loss)		438,652,251
Change in net unrealized appreciation (depreciation) on: Investment securities	436,422,442
Assets and liabilities in foreign currencies	(2,767)
Total change in net unrealized appreciation (depreciation)		436,419,675
Net gain (loss)		875,071,926
Net increase (decrease) in net assets resulting from operations		$ 876,192,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,120,352	$ 10,906,709
Net realized gain (loss)	438,652,251	233,160,212
Change in net unrealized appreciation (depreciation)	436,419,675	142,230,013
Net increase (decrease) in net assets resulting from operations	876,192,278	386,296,934
Distributions to shareholders from net investment income	(1,289,944)	(1,913,985)
Distributions to shareholders from net realized gain	(369,932,739)	(125,035,080)
Total distributions	(371,222,683)	(126,949,065)
Share transactions - net increase (decrease)	148,580,983	(729,148,287)
Total increase (decrease) in net assets	653,550,578	(469,800,418)

Net Assets
Beginning of period	2,562,634,761	3,032,435,179
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $30,626, respectively)	$ 3,216,185,339	$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.01	.07	(.05)	(.02)	- H
Net realized and unrealized gain (loss)	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total Return A,B	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets D,G
Expenses before reductions	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	.06%	.38%	(.27)%	(.13)%	-% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) C	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total Return A,B	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total Return A,B	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total Return A,B	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.06	.11	- F	.02	.03
Net realized and unrealized gain (loss)	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	(.02)	(.04)	-	-	-
Distributions from net realized gain	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total Return A	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rate D	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended December 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	2.26
Total from investment operations	2.30
Distributions from net investment income	(.08)
Distributions from net realized gain	(2.44)
Total distributions	(2.52)
Net asset value, end of period	$ 21.11
Total Return B,C	11.35%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172
Portfolio turnover rate F	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 788,189,175
Gross unrealized depreciation	(17,596,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 770,592,450

Tax Cost	$ 2,485,523,804

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,982,094
Undistributed long-term capital gain	$ 42,178,979
Net unrealized appreciation (depreciation)	$ 770,592,617

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 43,111,988	$ 1,913,985
Long-term Capital Gains	328,110,695	125,035,080
Total	$ 371,222,683	$ 126,949,065

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,765,855,255 and $3,999,953,629, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,501,899	$ 47,956
Class T	.25%	.25%	2,104,230	11,570
Class B	.75%	.25%	392,666	295,764
Class C	.75%	.25%	2,646,200	209,806
			$ 7,644,995	$ 565,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 174,696
Class T	30,237
Class B*	31,536
Class C*	12,612
$ 249,081

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,501,378.25
Class T	931,890.22
Class B	118,089.30
Class C	665,043.25
Institutional Class	3,330,685.29
Class Z	699	.05*
	$ 7,547,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,816 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,203,250.37%		$ 916

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,097 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,848, including $13,119 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement

Class A	$ 4,727
Class T	1,992
Class B	171
Class C	1,277
Institutional Class	5,759
$ 13,926

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $275,225 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013A	2012
From net investment income
Institutional Class	$ 1,249,112	$ 1,913,985
Class Z	40,832	-
Total	$ 1,289,944	$ 1,913,985
From net realized gain
Class A	$ 125,442,051	$ 45,477,477
Class T	52,991,988	19,107,017
Class B	4,308,484	2,284,191
Class C	34,687,156	11,934,510
Institutional Class	151,259,727	46,231,885
Class Z	1,243,333	-
Total	$ 369,932,739	$ 125,035,080

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013A	2012	2013A	2012
Class A
Shares sold	7,210,037	13,667,395	$ 143,776,708	$ 238,850,934
Reinvestment of distributions	6,013,583	2,506,427	118,265,815	42,859,902
Shares redeemed	(14,639,553)	(45,454,317)	(290,306,598)	(789,341,888)
Net increase (decrease)	(1,415,933)	(29,280,495)	$ (28,264,075)	$ (507,631,052)
Class T
Shares sold	3,421,868	3,527,446	$ 65,713,261	$ 61,068,430
Reinvestment of distributions	2,594,670	1,072,407	50,391,644	18,134,396
Shares redeemed	(6,085,831)	(8,536,501)	(118,808,570)	(147,707,318)
Net increase (decrease)	(69,293)	(3,936,648)	$ (2,703,665)	$ (68,504,492)
Class B
Shares sold	52,062	46,541	$ 993,754	$ 777,999
Reinvestment of distributions	216,922	130,661	4,022,154	2,123,240
Shares redeemed	(1,104,943)	(1,262,788)	(20,537,133)	(21,119,676)
Net increase (decrease)	(835,959)	(1,085,586)	$ (15,521,225)	$ (18,218,437)
Class C
Shares sold	1,973,338	1,456,138	$ 37,377,384	$ 24,388,070
Reinvestment of distributions	1,679,447	653,779	31,189,689	10,636,987
Shares redeemed	(2,368,494)	(4,803,300)	(44,439,000)	(80,054,915)
Net increase (decrease)	1,284,291	(2,693,383)	$ 24,128,073	$ (45,029,858)
Institutional Class
Shares sold	15,290,294	14,326,778	$ 308,652,024	$ 254,086,166
Reinvestment of distributions	7,025,405	2,506,041	140,724,124	43,613,938
Shares redeemed	(14,242,562)	(22,067,425)	(291,398,892)	(387,464,552)
Net increase (decrease)	8,073,137	(5,234,606)	$ 157,977,256	$ (89,764,448)
Class Z
Shares sold	526,962	-	$ 12,000,131	$ -
Reinvestment of distributions	63,857	-	1,284,165	-
Shares redeemed	(14,327)	-	(319,677)	-
Net increase (decrease)	576,492	-	$ 12,964,619	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/18/2014	02/14/2014	$0.350
Class T	02/18/2014	02/14/2014	$0.350
Class B	02/18/2014	02/14/2014	$0.350
Class C	02/18/2014	02/14/2014	$0.350

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $336,047,431, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 54%; Class T designates 63%; Class B designates 100%; and Class C designates 95%; of the dividends distributed during the fiscal year as qualifying for the dividends-received deductions for corporate shareholders.

Class A designates 68%; Class T designates 79%; Class B designates 100%; and Class C designates 100%; of the dividends distributed in December 2013, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-UANN-0214
1.801439.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	35.81%	19.68%	11.78%

A From August 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Institutional Class on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: With the current bull run nearing the five-year mark, equity markets ripped through records during the 12 months ending December 31, 2013. Gains were fueled by generally improving economic data and accommodative monetary policies worldwide. The broad S&P 500® Index hit successive highs in its 32.39% climb for the period and, for the first time since 1995, scored a "perfect 10," with all 10 economic sectors up at least 10% for the year. Meanwhile, the blue-chip Dow Jones Industrial AverageSM closed 2013 at a record 16,577 points - for a one-year gain of 29.65% - and the Nasdaq Composite Index®, up 40.12% amid a resurgence in growth-oriented stocks, closed above 4,000 for the first time since 2000. Shedding anxiety over the 2012 U.S. presidential election and the federal debt-ceiling debate, markets kicked off the year on a positive note, rising through late May. News that the U.S. Federal Reserve was considering an end to its stimulative bond buying kept stocks in flux over the summer, but by September the Fed had set aside any imminent tapering (only to revisit the topic in December). Despite jitters over a potential U.S. military strike in Syria and a budget impasse that briefly shuttered the federal government, volatility was subdued heading into the holidays, with investor optimism pushing many markets to all-time highs by year-end.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Institutional Class shares returned 35.81%, ahead of the 33.50% gain of the S&P MidCap 400® Index. Versus the index, relatively light exposure to a number of lagging real estate investment trusts (REITs) and a small position in real estate portfolio manager Altisource Asset Management contributed. My picks in software & services were another positive, especially top contributor FleetCor Technologies, a provider of fuel cards for commercial customers. I considerably reduced this position. Not holding two weak-performing benchmark components, data centers Rackspace Hosting and Equinix, further aided relative performance. Conversely, stock selection in materials and energy hampered performance versus the index. In materials, the fund's holdings in Canadian gold miners were hurt by a sharp decline in gold's price, and I trimmed or eliminated many of them. Weakness in the Canadian dollar also curbed the fund's performance. With that said, Vertex Pharmaceuticals was the fund's largest relative detractor, and energy engineering and construction holding McDermott International detracted as well. Both positions were sold. Some stocks I've mentioned in this report were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	1.09%
Actual		$ 1,000.00	$ 1,212.10	$ 6.08C
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55D
Class T	1.31%
Actual		$ 1,000.00	$ 1,211.40	$ 7.30C
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.67D
Class B	1.90%
Actual		$ 1,000.00	$ 1,207.40	$ 10.57C
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65D
Class C	1.84%
Actual		$ 1,000.00	$ 1,208.10	$ 10.24C
HypotheticalA		$ 1,000.00	$ 1,015.93	$ 9.35D
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,213.80	$ 4.91C
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48D
Class Z	.65%
Actual		$ 1,000.00	$ 1,113.50	$ 2.65C
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.7	1.5
Kroger Co.	1.3	1.4
Boston Scientific Corp.	1.1	0.8
Alliance Data Systems Corp.	1.1	0.9
Johnson Controls, Inc.	1.1	0.7
Fiserv, Inc.	1.1	1.1
The Blackstone Group LP	1.1	0.6
Fidelity National Information Services, Inc.	1.0	0.8
TE Connectivity Ltd.	1.0	0.9
Jazz Pharmaceuticals PLC	1.0	0.2
	11.5
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	22.8
Consumer Discretionary	20.4	20.8
Industrials	16.3	16.3
Financials	15.3	15.0
Health Care	11.8	8.8
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 99.5%		Stocks 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	17.1%	** Foreign investments	16.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 4.1%
BorgWarner, Inc.	71,940	$ 4,022,165
Delphi Automotive PLC	311,230	18,714,260
Gentex Corp.	392,563	12,950,653
Johnson Controls, Inc.	670,340	34,388,442
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	81,558
Standard Motor Products, Inc.	211,345	7,777,496
Tenneco, Inc. (a)	528,308	29,886,384
The Goodyear Tire & Rubber Co.	448,413	10,694,650
TRW Automotive Holdings Corp. (a)	79,108	5,884,844
Visteon Corp. (a)	84,716	6,937,393
		131,337,845
Automobiles - 0.8%
Harley-Davidson, Inc.	357,294	24,739,037
Winnebago Industries, Inc. (a)	51,250	1,406,813
		26,145,850
Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	294,846	12,816,956
Grand Canyon Education, Inc. (a)	372,921	16,259,356
H&R Block, Inc.	394,720	11,462,669
New Oriental Education & Technology Group, Inc. sponsored ADR	470,050	14,806,575
		55,345,556
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	34,206	1,316,931
Bloomin' Brands, Inc. (a)	538,253	12,923,455
Brinker International, Inc.	301,448	13,969,100
Fiesta Restaurant Group, Inc. (a)	20,291	1,060,002
Home Inns & Hotels Management, Inc. sponsored ADR (a)	500	21,820
Jubilant Foodworks Ltd. (a)	26,477	544,632
Papa John's International, Inc.	183,126	8,313,920
Ruth's Hospitality Group, Inc.	675,267	9,595,544
Texas Roadhouse, Inc. Class A	331,296	9,210,029
The Cheesecake Factory, Inc.	198,958	9,603,703
		66,559,136
Household Durables - 2.6%
Harman International Industries, Inc.	333,151	27,268,409
Haseko Corp. (a)	581,800	4,432,719
Iida Group Holdings Co. Ltd. (a)(d)	292,856	5,886,358
Jarden Corp. (a)	323,547	19,849,608
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	54,384	$ 8,097,778
Whirlpool Corp.	121,064	18,990,099
		84,524,971
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	39,700	3,288,351
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	102,517	14,930,576
Media - 2.4%
AMC Networks, Inc. Class A (a)	11,322	771,141
CBS Corp. Class B	308,734	19,678,705
Comcast Corp. Class A	24,584	1,277,508
Interpublic Group of Companies, Inc.	960,248	16,996,390
Naspers Ltd. Class N	25,500	2,664,276
Nexstar Broadcasting Group, Inc. Class A	53,435	2,977,933
Sinclair Broadcast Group, Inc. Class A	54,369	1,942,604
Time Warner, Inc.	452,719	31,563,569
		77,872,126
Multiline Retail - 0.7%
Dollar General Corp. (a)	335,465	20,235,249
Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (a)	54,176	2,911,418
CST Brands, Inc.	708,051	25,999,633
Dick's Sporting Goods, Inc.	53,295	3,096,440
Foot Locker, Inc.	625,233	25,909,656
GNC Holdings, Inc.	139,975	8,181,539
Guess?, Inc.	121,912	3,787,806
Lithia Motors, Inc. Class A (sub. vtg.)	100,244	6,958,938
Murphy U.S.A., Inc.	54,000	2,244,240
Office Depot, Inc. (a)	406,951	2,152,771
PetSmart, Inc.	189,314	13,772,594
Rent-A-Center, Inc.	128,743	4,292,292
Ross Stores, Inc.	13,239	991,998
Signet Jewelers Ltd.	215,822	16,985,191
TJX Companies, Inc.	132,520	8,445,500
		125,730,016
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	399,765	29,498,659
Page Industries Ltd.	8,386	701,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	186,424	$ 11,621,672
Wolverine World Wide, Inc.	204,158	6,933,206
		48,754,983
TOTAL CONSUMER DISCRETIONARY		654,724,659
CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	199,698	9,729,287
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	198,715	14,222,033
Kroger Co.	1,050,948	41,543,974
		55,766,007
Food Products - 2.8%
Archer Daniels Midland Co.	1,239,744	53,804,885
Britannia Industries Ltd.	82,351	1,225,943
Bunge Ltd.	327,012	26,850,955
Green Mountain Coffee Roasters, Inc. (d)	91,899	6,945,726
SunOpta, Inc. (a)	182,700	1,828,827
		90,656,336
TOTAL CONSUMER STAPLES		156,151,630
ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	36,000	3,957,480
Ensco PLC Class A	214,038	12,238,693
National Oilwell Varco, Inc.	245,139	19,495,905
Noble Corp.	394,861	14,795,442
Ocean Rig UDW, Inc. (United States) (a)	121,543	2,339,703
Oil States International, Inc. (a)	33,126	3,369,577
TETRA Technologies, Inc. (a)	522,252	6,455,035
		62,651,835
Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	47,368	4,070,806
Bonanza Creek Energy, Inc. (a)	160,378	6,971,632
Canadian Natural Resources Ltd.	207,700	7,027,289
Cimarex Energy Co.	141,647	14,860,187
Continental Resources, Inc. (a)	114,020	12,829,530
Devon Energy Corp.	58,703	3,631,955
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	$ 1
Energen Corp.	229,265	16,220,499
Energy XXI (Bermuda) Ltd.	414,102	11,205,600
Marathon Oil Corp.	155,252	5,480,396
Peabody Energy Corp.	319,506	6,239,952
Suncor Energy, Inc.	214,200	7,509,351
Whiting Petroleum Corp. (a)	199,997	12,373,814
		108,421,012
TOTAL ENERGY		171,072,847
FINANCIALS - 15.1%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	226,287	26,034,319
BlackRock, Inc. Class A	84,190	26,643,609
E*TRADE Financial Corp. (a)	164,700	3,234,708
Invesco Ltd.	576,793	20,995,265
Lazard Ltd. Class A	94,468	4,281,290
Marusan Securities Co. Ltd.	515,500	4,815,048
Monex Group, Inc.	879,000	3,946,575
Raymond James Financial, Inc.	78,224	4,082,511
SEI Investments Co.	491,281	17,062,189
The Blackstone Group LP	1,057,200	33,301,800
Virtus Investment Partners, Inc. (a)	32,086	6,418,804
Waddell & Reed Financial, Inc. Class A	146,297	9,526,861
		160,342,979
Commercial Banks - 3.1%
City National Corp.	74,352	5,890,165
Comerica, Inc.	83,040	3,947,722
Commerce Bancshares, Inc.	128,466	5,769,408
East West Bancorp, Inc.	188,535	6,593,069
First Niagara Financial Group, Inc.	896,767	9,523,666
Huntington Bancshares, Inc.	2,344,657	22,625,940
Lakeland Financial Corp.	234,291	9,137,349
M&T Bank Corp.	2,718	316,430
PrivateBancorp, Inc.	282,393	8,169,629
Shinsei Bank Ltd. (f)	1,486,000	3,637,586
SunTrust Banks, Inc.	418,215	15,394,494
Synovus Financial Corp.	2,014,679	7,252,844
		98,258,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	135,615	$ 12,304,349
Credit Saison Co. Ltd.	150,000	3,954,298
Discover Financial Services	72,528	4,057,942
Hitachi Capital Corp.	57,400	1,674,309
SLM Corp.	856,090	22,498,045
		44,488,943
Diversified Financial Services - 1.6%
CRISIL Ltd.	29,849	579,628
Interactive Brokers Group, Inc.	34,043	828,607
McGraw-Hill Companies, Inc.	282,286	22,074,765
ORIX Corp.	747,400	13,133,215
The NASDAQ Stock Market, Inc.	373,878	14,880,344
		51,496,559
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	98,563	11,118,892
Everest Re Group Ltd.	38,100	5,938,647
Hanover Insurance Group, Inc.	122,001	7,284,680
Marsh & McLennan Companies, Inc.	373,254	18,050,563
Old Republic International Corp.	494,260	8,535,870
Protective Life Corp.	280,239	14,196,908
Reinsurance Group of America, Inc.	133,691	10,349,020
		75,474,580
Real Estate Management & Development - 1.7%
Altisource Asset Management Corp. (a)	13,003	12,092,790
Altisource Portfolio Solutions SA	133,438	21,167,270
Altisource Residential Corp. Class B	231,661	6,975,313
CBRE Group, Inc. (a)	150,660	3,962,358
Jones Lang LaSalle, Inc.	98,690	10,104,869
		54,302,600
TOTAL FINANCIALS		484,363,963
HEALTH CARE - 11.8%
Biotechnology - 1.6%
Aegerion Pharmaceuticals, Inc. (a)	32,992	2,341,112
Amgen, Inc.	112,792	12,876,335
Biogen Idec, Inc. (a)	17,400	4,867,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	38,535	$ 6,510,874
United Therapeutics Corp. (a)	230,300	26,042,324
		52,638,295
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	61,738	2,234,916
Boston Scientific Corp. (a)	3,052,549	36,691,639
C.R. Bard, Inc.	82,697	11,076,436
Greatbatch, Inc. (a)	72,023	3,186,298
Hill-Rom Holdings, Inc.	200,391	8,284,164
Stryker Corp.	107,092	8,046,893
Trinity Biotech PLC sponsored ADR	284,730	7,158,112
		76,678,458
Health Care Providers & Services - 3.0%
Aetna, Inc.	69,902	4,794,578
Centene Corp. (a)	97,026	5,719,683
Corvel Corp. (a)	12,901	602,477
DaVita HealthCare Partners, Inc. (a)	5,363	339,853
HCA Holdings, Inc.	491,155	23,433,005
Laboratory Corp. of America Holdings (a)	7,354	671,935
McKesson Corp.	66,083	10,665,796
MEDNAX, Inc. (a)	125,750	6,712,535
Omnicare, Inc.	175,580	10,598,009
Universal Health Services, Inc. Class B	164,081	13,333,222
VCA Antech, Inc. (a)	599,854	18,811,421
		95,682,514
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	176,330	19,634,346
Pharmaceuticals - 4.2%
AbbVie, Inc.	131,693	6,954,707
Actavis PLC (a)	160,794	27,013,392
Cadila Healthcare Ltd.	1	7
Hospira, Inc. (a)	34,800	1,436,544
Jazz Pharmaceuticals PLC (a)	253,332	32,061,698
Mallinckrodt PLC (a)	117,421	6,136,421
Mylan, Inc. (a)	388,045	16,841,153
Perrigo Co. PLC	15,200	2,332,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	177,890	$ 15,999,427
Valeant Pharmaceuticals International (Canada) (a)	213,705	25,071,233
		133,847,174
TOTAL HEALTH CARE		378,480,787
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	190,582	16,586,351
Esterline Technologies Corp. (a)	126,459	12,893,760
Exelis, Inc.	117,594	2,241,342
Hexcel Corp. (a)	221,387	9,893,785
Moog, Inc. Class A (a)	82,291	5,590,851
Textron, Inc.	401,243	14,749,693
		61,955,782
Airlines - 2.5%
Copa Holdings SA Class A	105,362	16,869,510
Delta Air Lines, Inc.	888,608	24,410,062
Southwest Airlines Co.	755,811	14,239,479
Spirit Airlines, Inc. (a)	518,345	23,538,046
		79,057,097
Building Products - 0.4%
A.O. Smith Corp.	184,841	9,970,324
Allegion PLC (a)	80,386	3,552,257
		13,522,581
Commercial Services & Supplies - 0.9%
G&K Services, Inc. Class A	111,165	6,917,798
KAR Auction Services, Inc.	129,900	3,838,545
Performant Financial Corp. (a)	93,354	961,546
Republic Services, Inc.	310,952	10,323,606
UniFirst Corp.	21,548	2,305,636
West Corp.	117,275	3,015,140
		27,362,271
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	119,292	3,315,125
Fluor Corp.	245,014	19,672,174
Granite Construction, Inc.	700	24,486
Jacobs Engineering Group, Inc. (a)	344,416	21,694,764
Primoris Services Corp.	42,440	1,321,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	127,951	$ 4,038,134
URS Corp.	163,587	8,668,475
		58,734,315
Electrical Equipment - 1.0%
AMETEK, Inc.	39,664	2,089,103
Babcock & Wilcox Co.	31,773	1,086,319
EnerSys	110,345	7,734,081
Generac Holdings, Inc.	360,428	20,414,642
		31,324,145
Industrial Conglomerates - 0.0%
Max India Ltd.	68,471	239,327
Machinery - 3.6%
Crane Co.	95,764	6,440,129
Cummins, Inc.	94,119	13,267,955
Harsco Corp.	244,090	6,841,843
IDEX Corp.	38,754	2,861,983
Illinois Tool Works, Inc.	75,090	6,313,567
Ingersoll-Rand PLC	465,472	28,673,075
ITT Corp.	48,120	2,089,370
Pentair Ltd.	54,590	4,240,005
Snap-On, Inc.	173,022	18,949,369
SPX Corp.	108,374	10,795,134
TriMas Corp. (a)	41,082	1,638,761
Wabtec Corp.	124,140	9,219,878
Watts Water Technologies, Inc. Class A	18,877	1,167,920
Woodward, Inc.	92,639	4,225,265
		116,724,254
Professional Services - 3.0%
Corporate Executive Board Co.	58,119	4,500,154
Dun & Bradstreet Corp.	252,880	31,041,020
Huron Consulting Group, Inc. (a)	36,414	2,283,886
Insperity, Inc.	24,739	893,820
Kelly Services, Inc. Class A (non-vtg.)	142,313	3,549,286
Manpower, Inc.	348,575	29,928,650
Randstad Holding NV	35,330	2,291,654
Resources Connection, Inc.	28,400	406,972
Towers Watson & Co.	133,410	17,024,450
TrueBlue, Inc. (a)	199,146	5,133,984
		97,053,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
Con-way, Inc.	355,186	$ 14,104,436
Old Dominion Freight Lines, Inc. (a)	42,454	2,250,911
Ryder System, Inc.	173,384	12,792,272
		29,147,619
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	120,966	3,759,623
United Rentals, Inc. (a)	74,825	5,832,609
		9,592,232
TOTAL INDUSTRIALS		524,713,499
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	1,666,096	14,778,272
F5 Networks, Inc. (a)	45,071	4,095,151
Juniper Networks, Inc. (a)	319,099	7,202,064
Plantronics, Inc.	37,195	1,727,708
Ubiquiti Networks, Inc.	3,300	151,668
		27,954,863
Computers & Peripherals - 0.5%
EMC Corp.	676,163	17,005,499
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	464,223	25,184,098
Avnet, Inc.	199,757	8,811,281
CDW Corp.	458,124	10,701,777
Flextronics International Ltd. (a)	1,321,451	10,267,674
Jabil Circuit, Inc.	131,468	2,292,802
TE Connectivity Ltd.	588,240	32,417,906
Tech Data Corp. (a)	47,278	2,439,545
		92,115,083
Internet Software & Services - 0.9%
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	6,212,780
Stamps.com, Inc. (a)	112,591	4,740,081
Tencent Holdings Ltd.	48,200	3,074,387
Web.com Group, Inc. (a)	134,478	4,275,056
Yahoo!, Inc. (a)	306,153	12,380,827
		30,683,131
IT Services - 9.1%
Alliance Data Systems Corp. (a)(d)	136,428	35,871,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Broadridge Financial Solutions, Inc.	152,880	$ 6,041,818
Cognizant Technology Solutions Corp. Class A (a)	39,800	4,019,004
Computer Sciences Corp.	127,058	7,100,001
Euronet Worldwide, Inc. (a)	657,505	31,461,614
Fidelity National Information Services, Inc.	617,516	33,148,259
Fiserv, Inc. (a)	573,884	33,887,850
FleetCor Technologies, Inc. (a)	209,864	24,589,765
Genpact Ltd. (a)	77,143	1,417,117
Global Payments, Inc.	386,871	25,142,746
Heartland Payment Systems, Inc.	282,162	14,062,954
Jack Henry & Associates, Inc.	15,459	915,327
Sapient Corp. (a)	1,291,327	22,417,437
Teletech Holdings, Inc. (a)	418,126	10,009,936
Total System Services, Inc.	829,447	27,603,996
Vantiv, Inc. (a)	193,698	6,316,492
Visa, Inc. Class A	35,149	7,826,979
		291,832,309
Office Electronics - 0.2%
Xerox Corp.	686,588	8,355,776
Semiconductors & Semiconductor Equipment - 4.2%
Avago Technologies Ltd.	187,571	9,920,630
Freescale Semiconductor Holdings I Ltd. (a)(d)	169,003	2,712,498
Intersil Corp. Class A	331,000	3,796,570
Lam Research Corp. (a)	287,163	15,636,025
Microchip Technology, Inc. (d)	195,527	8,749,833
NVIDIA Corp.	787,543	12,616,439
NXP Semiconductors NV (a)	656,228	30,140,552
PDF Solutions, Inc. (a)	451,117	11,557,618
PMC-Sierra, Inc. (a)	117,678	756,670
RF Micro Devices, Inc. (a)	1,469,366	7,581,929
Skyworks Solutions, Inc. (a)	1,111,923	31,756,521
		135,225,285
Software - 2.3%
Activision Blizzard, Inc.	456,940	8,147,240
Electronic Arts, Inc. (a)	862,110	19,776,803
Intuit, Inc.	213,306	16,279,514
Mentor Graphics Corp.	646,294	15,556,297
MICROS Systems, Inc. (a)	68,940	3,955,088
Parametric Technology Corp. (a)	141,694	5,014,551
SS&C Technologies Holdings, Inc. (a)	59,731	2,643,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	10,740	$ 186,554
Verint Systems, Inc. (a)	52,999	2,275,777
		73,835,518
TOTAL INFORMATION TECHNOLOGY		677,007,464
MATERIALS - 4.4%
Chemicals - 2.5%
Albemarle Corp.	233,842	14,823,244
Ashland, Inc.	155,167	15,057,406
Cytec Industries, Inc.	117,482	10,944,623
LyondellBasell Industries NV Class A	159,920	12,838,378
Methanex Corp.	131,000	7,747,159
Olin Corp. (d)	146,570	4,228,545
PolyOne Corp.	267,383	9,451,989
W.R. Grace & Co. (a)	41,498	4,102,907
		79,194,251
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	64,136	1,525,795
Packaging Corp. of America	239,671	15,166,381
		16,692,176
Metals & Mining - 0.6%
Commercial Metals Co.	89,689	1,823,377
Goldcorp, Inc.	94,500	2,049,687
Kinross Gold Corp.	184,000	805,460
New Gold, Inc. (a)	829,500	4,341,746
Osisko Mining Corp. (a)	1,632,600	7,238,923
Steel Dynamics, Inc.	247,894	4,843,849
		21,103,042
Paper & Forest Products - 0.8%
Boise Cascade Co.	785,921	23,168,951
P.H. Glatfelter Co.	77,861	2,152,078
		25,321,029
TOTAL MATERIALS		142,310,498
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	75,472	1,945,668
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	23,772	$ 2,277,833
TOTAL COMMON STOCKS (Cost $2,416,989,528)		3,193,048,848
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,313,965
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,768,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,082,433
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	17,508,209	17,508,209
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	39,476,764	39,476,764
TOTAL MONEY MARKET FUNDS (Cost $56,984,973)		56,984,973
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,478,643,548)		3,256,116,254
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(39,930,915)
NET ASSETS - 100%		$ 3,216,185,339
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,965 or 0.1% of net assets.

(f) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,494
Fidelity Securities Lending Cash Central Fund	242,848
Total	$ 324,342
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 654,724,659	$ 644,405,582	$ 10,319,077	$ -
Consumer Staples	156,151,630	156,151,630	-	-
Energy	171,072,847	171,072,846	1	-
Financials	490,446,396	456,971,400	33,474,996	-
Health Care	378,480,787	378,480,787	-	-
Industrials	524,713,499	524,713,499	-	-
Information Technology	677,007,464	677,007,464	-	-
Materials	142,310,498	142,310,498	-	-
Telecommunication Services	1,945,668	1,945,668	-	-
Utilities	2,277,833	2,277,833	-	-
Money Market Funds	56,984,973	56,984,973	-	-
Total Investments in Securities:	$ 3,256,116,254	$ 3,212,322,180	$ 43,794,074	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.9%
Ireland	3.3%
Bermuda	2.9%
Canada	2.0%
Switzerland	1.4%
Netherlands	1.4%
Japan	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value (including securities loaned of $38,968,229) - See accompanying schedule: Unaffiliated issuers (cost $2,421,658,575)	$ 3,199,131,281
Fidelity Central Funds (cost $56,984,973)	56,984,973
Total Investments (cost $2,478,643,548)		$ 3,256,116,254
Receivable for investments sold Regular delivery		12,190,525
Delayed delivery		667,900
Receivable for fund shares sold		3,800,217
Dividends receivable		1,664,589
Interest receivable		2,217
Distributions receivable from Fidelity Central Funds		12,718
Prepaid expenses		6,729
Other receivables		192,408
Total assets		3,274,653,557

Liabilities
Payable to custodian bank	$ 145,349
Payable for investments purchased	5,877,075
Payable for fund shares redeemed	10,055,405
Accrued management fee	1,444,264
Distribution and service plan fees payable	683,394
Other affiliated payables	714,420
Other payables and accrued expenses	71,547
Collateral on securities loaned, at value	39,476,764
Total liabilities		58,468,218

Net Assets		$ 3,216,185,339
Net Assets consist of:
Paid in capital		$ 2,397,576,482
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,174,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		777,472,873
Net Assets		$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,079,380,484 ÷ 51,936,808 shares)	$ 20.78

Maximum offering price per share (100/94.25 of $20.78)	$ 22.05
Class T: Net Asset Value and redemption price per share ($461,204,941 ÷ 22,477,922 shares)	$ 20.52

Maximum offering price per share (100/96.50 of $20.52)	$ 21.26
Class B: Net Asset Value and offering price per share ($35,769,736 ÷ 1,822,206 shares)A	$ 19.63

Class C: Net Asset Value and offering price per share ($301,398,155 ÷ 15,372,745 shares)A	$ 19.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,326,259,791 ÷ 62,688,010 shares)	$ 21.16

Class Z: Net Asset Value, offering price and redemption price per share ($12,172,232 ÷ 576,492 shares)	$ 21.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,010,678
Interest		2,476
Income from Fidelity Central Funds		324,342
Total income		33,337,496

Expenses
Management fee	$ 15,984,348
Transfer agent fees	7,547,784
Distribution and service plan fees	7,644,995
Accounting and security lending fees	859,733
Custodian fees and expenses	146,793
Independent trustees' compensation	15,005
Registration fees	167,866
Audit	104,497
Legal	8,160
Interest	916
Miscellaneous	26,257
Total expenses before reductions	32,506,354
Expense reductions	(289,210)	32,217,144
Net investment income (loss)		1,120,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,698,617
Foreign currency transactions	(46,366)
Total net realized gain (loss)		438,652,251
Change in net unrealized appreciation (depreciation) on: Investment securities	436,422,442
Assets and liabilities in foreign currencies	(2,767)
Total change in net unrealized appreciation (depreciation)		436,419,675
Net gain (loss)		875,071,926
Net increase (decrease) in net assets resulting from operations		$ 876,192,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,120,352	$ 10,906,709
Net realized gain (loss)	438,652,251	233,160,212
Change in net unrealized appreciation (depreciation)	436,419,675	142,230,013
Net increase (decrease) in net assets resulting from operations	876,192,278	386,296,934
Distributions to shareholders from net investment income	(1,289,944)	(1,913,985)
Distributions to shareholders from net realized gain	(369,932,739)	(125,035,080)
Total distributions	(371,222,683)	(126,949,065)
Share transactions - net increase (decrease)	148,580,983	(729,148,287)
Total increase (decrease) in net assets	653,550,578	(469,800,418)

Net Assets
Beginning of period	2,562,634,761	3,032,435,179
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $30,626, respectively)	$ 3,216,185,339	$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.01	.07	(.05)	(.02)	- H
Net realized and unrealized gain (loss)	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total Return A,B	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets D,G
Expenses before reductions	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	.06%	.38%	(.27)%	(.13)%	-% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) C	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total Return A,B	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total Return A,B	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total Return A,B	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.06	.11	- F	.02	.03
Net realized and unrealized gain (loss)	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	(.02)	(.04)	-	-	-
Distributions from net realized gain	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total Return A	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rate D	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended December 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	2.26
Total from investment operations	2.30
Distributions from net investment income	(.08)
Distributions from net realized gain	(2.44)
Total distributions	(2.52)
Net asset value, end of period	$ 21.11
Total Return B,C	11.35%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172
Portfolio turnover rate F	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 788,189,175
Gross unrealized depreciation	(17,596,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 770,592,450

Tax Cost	$ 2,485,523,804

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,982,094
Undistributed long-term capital gain	$ 42,178,979
Net unrealized appreciation (depreciation)	$ 770,592,617

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 43,111,988	$ 1,913,985
Long-term Capital Gains	328,110,695	125,035,080
Total	$ 371,222,683	$ 126,949,065

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,765,855,255 and $3,999,953,629, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,501,899	$ 47,956
Class T	.25%	.25%	2,104,230	11,570
Class B	.75%	.25%	392,666	295,764
Class C	.75%	.25%	2,646,200	209,806
			$ 7,644,995	$ 565,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 174,696
Class T	30,237
Class B*	31,536
Class C*	12,612
$ 249,081

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,501,378.25
Class T	931,890.22
Class B	118,089.30
Class C	665,043.25
Institutional Class	3,330,685.29
Class Z	699	.05*
	$ 7,547,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,816 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,203,250.37%		$ 916

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,097 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,848, including $13,119 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement

Class A	$ 4,727
Class T	1,992
Class B	171
Class C	1,277
Institutional Class	5,759
$ 13,926

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $275,225 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013A	2012
From net investment income
Institutional Class	$ 1,249,112	$ 1,913,985
Class Z	40,832	-
Total	$ 1,289,944	$ 1,913,985
From net realized gain
Class A	$ 125,442,051	$ 45,477,477
Class T	52,991,988	19,107,017
Class B	4,308,484	2,284,191
Class C	34,687,156	11,934,510
Institutional Class	151,259,727	46,231,885
Class Z	1,243,333	-
Total	$ 369,932,739	$ 125,035,080

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013A	2012	2013A	2012
Class A
Shares sold	7,210,037	13,667,395	$ 143,776,708	$ 238,850,934
Reinvestment of distributions	6,013,583	2,506,427	118,265,815	42,859,902
Shares redeemed	(14,639,553)	(45,454,317)	(290,306,598)	(789,341,888)
Net increase (decrease)	(1,415,933)	(29,280,495)	$ (28,264,075)	$ (507,631,052)
Class T
Shares sold	3,421,868	3,527,446	$ 65,713,261	$ 61,068,430
Reinvestment of distributions	2,594,670	1,072,407	50,391,644	18,134,396
Shares redeemed	(6,085,831)	(8,536,501)	(118,808,570)	(147,707,318)
Net increase (decrease)	(69,293)	(3,936,648)	$ (2,703,665)	$ (68,504,492)
Class B
Shares sold	52,062	46,541	$ 993,754	$ 777,999
Reinvestment of distributions	216,922	130,661	4,022,154	2,123,240
Shares redeemed	(1,104,943)	(1,262,788)	(20,537,133)	(21,119,676)
Net increase (decrease)	(835,959)	(1,085,586)	$ (15,521,225)	$ (18,218,437)
Class C
Shares sold	1,973,338	1,456,138	$ 37,377,384	$ 24,388,070
Reinvestment of distributions	1,679,447	653,779	31,189,689	10,636,987
Shares redeemed	(2,368,494)	(4,803,300)	(44,439,000)	(80,054,915)
Net increase (decrease)	1,284,291	(2,693,383)	$ 24,128,073	$ (45,029,858)
Institutional Class
Shares sold	15,290,294	14,326,778	$ 308,652,024	$ 254,086,166
Reinvestment of distributions	7,025,405	2,506,041	140,724,124	43,613,938
Shares redeemed	(14,242,562)	(22,067,425)	(291,398,892)	(387,464,552)
Net increase (decrease)	8,073,137	(5,234,606)	$ 157,977,256	$ (89,764,448)
Class Z
Shares sold	526,962	-	$ 12,000,131	$ -
Reinvestment of distributions	63,857	-	1,284,165	-
Shares redeemed	(14,327)	-	(319,677)	-
Net increase (decrease)	576,492	-	$ 12,964,619	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/18/2014	02/14/2014	$0.350

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $336,047,431, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 47% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 59% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-UANN-0214
1.801441.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class Z

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class Z B	35.87%	19.69%	11.78%

A From August 12, 2004.

B The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Institutional Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class Z on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period. See footnote B above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: With the current bull run nearing the five-year mark, equity markets ripped through records during the 12 months ending December 31, 2013. Gains were fueled by generally improving economic data and accommodative monetary policies worldwide. The broad S&P 500® Index hit successive highs in its 32.39% climb for the period and, for the first time since 1995, scored a "perfect 10," with all 10 economic sectors up at least 10% for the year. Meanwhile, the blue-chip Dow Jones Industrial AverageSM closed 2013 at a record 16,577 points - for a one-year gain of 29.65% - and the Nasdaq Composite Index®, up 40.12% amid a resurgence in growth-oriented stocks, closed above 4,000 for the first time since 2000. Shedding anxiety over the 2012 U.S. presidential election and the federal debt-ceiling debate, markets kicked off the year on a positive note, rising through late May. News that the U.S. Federal Reserve was considering an end to its stimulative bond buying kept stocks in flux over the summer, but by September the Fed had set aside any imminent tapering (only to revisit the topic in December). Despite jitters over a potential U.S. military strike in Syria and a budget impasse that briefly shuttered the federal government, volatility was subdued heading into the holidays, with investor optimism pushing many markets to all-time highs by year-end.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Class Z shares outperformed the 33.50% gain of the S&P MidCap 400® Index (For specific class-level results, please refer to the performance section of this report). Versus the index, relatively light exposure to a number of lagging real estate investment trusts (REITs) and a small position in real estate portfolio manager Altisource Asset Management contributed. My picks in software & services were another positive, especially top contributor FleetCor Technologies, a provider of fuel cards for commercial customers. I considerably reduced this position. Not holding two weak-performing benchmark components, data centers Rackspace Hosting and Equinix, further aided relative performance. Conversely, stock selection in materials and energy hampered performance versus the index. In materials, the fund's holdings in Canadian gold miners were hurt by a sharp decline in gold's price, and I trimmed or eliminated many of them. Weakness in the Canadian dollar also curbed the fund's performance. With that said, Vertex Pharmaceuticals was the fund's largest relative detractor, and energy engineering and construction holding McDermott International detracted as well. Both positions were sold. Some stocks I've mentioned in this report were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to December 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Class A	1.09%
Actual		$ 1,000.00	$ 1,212.10	$ 6.08C
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55D
Class T	1.31%
Actual		$ 1,000.00	$ 1,211.40	$ 7.30C
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.67D
Class B	1.90%
Actual		$ 1,000.00	$ 1,207.40	$ 10.57C
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65D
Class C	1.84%
Actual		$ 1,000.00	$ 1,208.10	$ 10.24C
HypotheticalA		$ 1,000.00	$ 1,015.93	$ 9.35D
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,213.80	$ 4.91C
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48D
Class Z	.65%
Actual		$ 1,000.00	$ 1,113.50	$ 2.65C
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 141/365 (to reflect the period August 13, 2013 to December 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.7	1.5
Kroger Co.	1.3	1.4
Boston Scientific Corp.	1.1	0.8
Alliance Data Systems Corp.	1.1	0.9
Johnson Controls, Inc.	1.1	0.7
Fiserv, Inc.	1.1	1.1
The Blackstone Group LP	1.1	0.6
Fidelity National Information Services, Inc.	1.0	0.8
TE Connectivity Ltd.	1.0	0.9
Jazz Pharmaceuticals PLC	1.0	0.2
	11.5
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	22.8
Consumer Discretionary	20.4	20.8
Industrials	16.3	16.3
Financials	15.3	15.0
Health Care	11.8	8.8
Asset Allocation (% of fund's net assets)
As of December 31, 2013*		As of June 30, 2013**
	Stocks 99.5%		Stocks 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	17.1%	** Foreign investments	16.4%

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 4.1%
BorgWarner, Inc.	71,940	$ 4,022,165
Delphi Automotive PLC	311,230	18,714,260
Gentex Corp.	392,563	12,950,653
Johnson Controls, Inc.	670,340	34,388,442
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	81,558
Standard Motor Products, Inc.	211,345	7,777,496
Tenneco, Inc. (a)	528,308	29,886,384
The Goodyear Tire & Rubber Co.	448,413	10,694,650
TRW Automotive Holdings Corp. (a)	79,108	5,884,844
Visteon Corp. (a)	84,716	6,937,393
		131,337,845
Automobiles - 0.8%
Harley-Davidson, Inc.	357,294	24,739,037
Winnebago Industries, Inc. (a)	51,250	1,406,813
		26,145,850
Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	294,846	12,816,956
Grand Canyon Education, Inc. (a)	372,921	16,259,356
H&R Block, Inc.	394,720	11,462,669
New Oriental Education & Technology Group, Inc. sponsored ADR	470,050	14,806,575
		55,345,556
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	34,206	1,316,931
Bloomin' Brands, Inc. (a)	538,253	12,923,455
Brinker International, Inc.	301,448	13,969,100
Fiesta Restaurant Group, Inc. (a)	20,291	1,060,002
Home Inns & Hotels Management, Inc. sponsored ADR (a)	500	21,820
Jubilant Foodworks Ltd. (a)	26,477	544,632
Papa John's International, Inc.	183,126	8,313,920
Ruth's Hospitality Group, Inc.	675,267	9,595,544
Texas Roadhouse, Inc. Class A	331,296	9,210,029
The Cheesecake Factory, Inc.	198,958	9,603,703
		66,559,136
Household Durables - 2.6%
Harman International Industries, Inc.	333,151	27,268,409
Haseko Corp. (a)	581,800	4,432,719
Iida Group Holdings Co. Ltd. (a)(d)	292,856	5,886,358
Jarden Corp. (a)	323,547	19,849,608
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	54,384	$ 8,097,778
Whirlpool Corp.	121,064	18,990,099
		84,524,971
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	39,700	3,288,351
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	102,517	14,930,576
Media - 2.4%
AMC Networks, Inc. Class A (a)	11,322	771,141
CBS Corp. Class B	308,734	19,678,705
Comcast Corp. Class A	24,584	1,277,508
Interpublic Group of Companies, Inc.	960,248	16,996,390
Naspers Ltd. Class N	25,500	2,664,276
Nexstar Broadcasting Group, Inc. Class A	53,435	2,977,933
Sinclair Broadcast Group, Inc. Class A	54,369	1,942,604
Time Warner, Inc.	452,719	31,563,569
		77,872,126
Multiline Retail - 0.7%
Dollar General Corp. (a)	335,465	20,235,249
Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (a)	54,176	2,911,418
CST Brands, Inc.	708,051	25,999,633
Dick's Sporting Goods, Inc.	53,295	3,096,440
Foot Locker, Inc.	625,233	25,909,656
GNC Holdings, Inc.	139,975	8,181,539
Guess?, Inc.	121,912	3,787,806
Lithia Motors, Inc. Class A (sub. vtg.)	100,244	6,958,938
Murphy U.S.A., Inc.	54,000	2,244,240
Office Depot, Inc. (a)	406,951	2,152,771
PetSmart, Inc.	189,314	13,772,594
Rent-A-Center, Inc.	128,743	4,292,292
Ross Stores, Inc.	13,239	991,998
Signet Jewelers Ltd.	215,822	16,985,191
TJX Companies, Inc.	132,520	8,445,500
		125,730,016
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	399,765	29,498,659
Page Industries Ltd.	8,386	701,446
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	186,424	$ 11,621,672
Wolverine World Wide, Inc.	204,158	6,933,206
		48,754,983
TOTAL CONSUMER DISCRETIONARY		654,724,659
CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	199,698	9,729,287
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	198,715	14,222,033
Kroger Co.	1,050,948	41,543,974
		55,766,007
Food Products - 2.8%
Archer Daniels Midland Co.	1,239,744	53,804,885
Britannia Industries Ltd.	82,351	1,225,943
Bunge Ltd.	327,012	26,850,955
Green Mountain Coffee Roasters, Inc. (d)	91,899	6,945,726
SunOpta, Inc. (a)	182,700	1,828,827
		90,656,336
TOTAL CONSUMER STAPLES		156,151,630
ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	36,000	3,957,480
Ensco PLC Class A	214,038	12,238,693
National Oilwell Varco, Inc.	245,139	19,495,905
Noble Corp.	394,861	14,795,442
Ocean Rig UDW, Inc. (United States) (a)	121,543	2,339,703
Oil States International, Inc. (a)	33,126	3,369,577
TETRA Technologies, Inc. (a)	522,252	6,455,035
		62,651,835
Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	47,368	4,070,806
Bonanza Creek Energy, Inc. (a)	160,378	6,971,632
Canadian Natural Resources Ltd.	207,700	7,027,289
Cimarex Energy Co.	141,647	14,860,187
Continental Resources, Inc. (a)	114,020	12,829,530
Devon Energy Corp.	58,703	3,631,955
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	$ 1
Energen Corp.	229,265	16,220,499
Energy XXI (Bermuda) Ltd.	414,102	11,205,600
Marathon Oil Corp.	155,252	5,480,396
Peabody Energy Corp.	319,506	6,239,952
Suncor Energy, Inc.	214,200	7,509,351
Whiting Petroleum Corp. (a)	199,997	12,373,814
		108,421,012
TOTAL ENERGY		171,072,847
FINANCIALS - 15.1%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	226,287	26,034,319
BlackRock, Inc. Class A	84,190	26,643,609
E*TRADE Financial Corp. (a)	164,700	3,234,708
Invesco Ltd.	576,793	20,995,265
Lazard Ltd. Class A	94,468	4,281,290
Marusan Securities Co. Ltd.	515,500	4,815,048
Monex Group, Inc.	879,000	3,946,575
Raymond James Financial, Inc.	78,224	4,082,511
SEI Investments Co.	491,281	17,062,189
The Blackstone Group LP	1,057,200	33,301,800
Virtus Investment Partners, Inc. (a)	32,086	6,418,804
Waddell & Reed Financial, Inc. Class A	146,297	9,526,861
		160,342,979
Commercial Banks - 3.1%
City National Corp.	74,352	5,890,165
Comerica, Inc.	83,040	3,947,722
Commerce Bancshares, Inc.	128,466	5,769,408
East West Bancorp, Inc.	188,535	6,593,069
First Niagara Financial Group, Inc.	896,767	9,523,666
Huntington Bancshares, Inc.	2,344,657	22,625,940
Lakeland Financial Corp.	234,291	9,137,349
M&T Bank Corp.	2,718	316,430
PrivateBancorp, Inc.	282,393	8,169,629
Shinsei Bank Ltd. (f)	1,486,000	3,637,586
SunTrust Banks, Inc.	418,215	15,394,494
Synovus Financial Corp.	2,014,679	7,252,844
		98,258,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	135,615	$ 12,304,349
Credit Saison Co. Ltd.	150,000	3,954,298
Discover Financial Services	72,528	4,057,942
Hitachi Capital Corp.	57,400	1,674,309
SLM Corp.	856,090	22,498,045
		44,488,943
Diversified Financial Services - 1.6%
CRISIL Ltd.	29,849	579,628
Interactive Brokers Group, Inc.	34,043	828,607
McGraw-Hill Companies, Inc.	282,286	22,074,765
ORIX Corp.	747,400	13,133,215
The NASDAQ Stock Market, Inc.	373,878	14,880,344
		51,496,559
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	98,563	11,118,892
Everest Re Group Ltd.	38,100	5,938,647
Hanover Insurance Group, Inc.	122,001	7,284,680
Marsh & McLennan Companies, Inc.	373,254	18,050,563
Old Republic International Corp.	494,260	8,535,870
Protective Life Corp.	280,239	14,196,908
Reinsurance Group of America, Inc.	133,691	10,349,020
		75,474,580
Real Estate Management & Development - 1.7%
Altisource Asset Management Corp. (a)	13,003	12,092,790
Altisource Portfolio Solutions SA	133,438	21,167,270
Altisource Residential Corp. Class B	231,661	6,975,313
CBRE Group, Inc. (a)	150,660	3,962,358
Jones Lang LaSalle, Inc.	98,690	10,104,869
		54,302,600
TOTAL FINANCIALS		484,363,963
HEALTH CARE - 11.8%
Biotechnology - 1.6%
Aegerion Pharmaceuticals, Inc. (a)	32,992	2,341,112
Amgen, Inc.	112,792	12,876,335
Biogen Idec, Inc. (a)	17,400	4,867,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	38,535	$ 6,510,874
United Therapeutics Corp. (a)	230,300	26,042,324
		52,638,295
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	61,738	2,234,916
Boston Scientific Corp. (a)	3,052,549	36,691,639
C.R. Bard, Inc.	82,697	11,076,436
Greatbatch, Inc. (a)	72,023	3,186,298
Hill-Rom Holdings, Inc.	200,391	8,284,164
Stryker Corp.	107,092	8,046,893
Trinity Biotech PLC sponsored ADR	284,730	7,158,112
		76,678,458
Health Care Providers & Services - 3.0%
Aetna, Inc.	69,902	4,794,578
Centene Corp. (a)	97,026	5,719,683
Corvel Corp. (a)	12,901	602,477
DaVita HealthCare Partners, Inc. (a)	5,363	339,853
HCA Holdings, Inc.	491,155	23,433,005
Laboratory Corp. of America Holdings (a)	7,354	671,935
McKesson Corp.	66,083	10,665,796
MEDNAX, Inc. (a)	125,750	6,712,535
Omnicare, Inc.	175,580	10,598,009
Universal Health Services, Inc. Class B	164,081	13,333,222
VCA Antech, Inc. (a)	599,854	18,811,421
		95,682,514
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	176,330	19,634,346
Pharmaceuticals - 4.2%
AbbVie, Inc.	131,693	6,954,707
Actavis PLC (a)	160,794	27,013,392
Cadila Healthcare Ltd.	1	7
Hospira, Inc. (a)	34,800	1,436,544
Jazz Pharmaceuticals PLC (a)	253,332	32,061,698
Mallinckrodt PLC (a)	117,421	6,136,421
Mylan, Inc. (a)	388,045	16,841,153
Perrigo Co. PLC	15,200	2,332,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	177,890	$ 15,999,427
Valeant Pharmaceuticals International (Canada) (a)	213,705	25,071,233
		133,847,174
TOTAL HEALTH CARE		378,480,787
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	190,582	16,586,351
Esterline Technologies Corp. (a)	126,459	12,893,760
Exelis, Inc.	117,594	2,241,342
Hexcel Corp. (a)	221,387	9,893,785
Moog, Inc. Class A (a)	82,291	5,590,851
Textron, Inc.	401,243	14,749,693
		61,955,782
Airlines - 2.5%
Copa Holdings SA Class A	105,362	16,869,510
Delta Air Lines, Inc.	888,608	24,410,062
Southwest Airlines Co.	755,811	14,239,479
Spirit Airlines, Inc. (a)	518,345	23,538,046
		79,057,097
Building Products - 0.4%
A.O. Smith Corp.	184,841	9,970,324
Allegion PLC (a)	80,386	3,552,257
		13,522,581
Commercial Services & Supplies - 0.9%
G&K Services, Inc. Class A	111,165	6,917,798
KAR Auction Services, Inc.	129,900	3,838,545
Performant Financial Corp. (a)	93,354	961,546
Republic Services, Inc.	310,952	10,323,606
UniFirst Corp.	21,548	2,305,636
West Corp.	117,275	3,015,140
		27,362,271
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	119,292	3,315,125
Fluor Corp.	245,014	19,672,174
Granite Construction, Inc.	700	24,486
Jacobs Engineering Group, Inc. (a)	344,416	21,694,764
Primoris Services Corp.	42,440	1,321,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	127,951	$ 4,038,134
URS Corp.	163,587	8,668,475
		58,734,315
Electrical Equipment - 1.0%
AMETEK, Inc.	39,664	2,089,103
Babcock & Wilcox Co.	31,773	1,086,319
EnerSys	110,345	7,734,081
Generac Holdings, Inc.	360,428	20,414,642
		31,324,145
Industrial Conglomerates - 0.0%
Max India Ltd.	68,471	239,327
Machinery - 3.6%
Crane Co.	95,764	6,440,129
Cummins, Inc.	94,119	13,267,955
Harsco Corp.	244,090	6,841,843
IDEX Corp.	38,754	2,861,983
Illinois Tool Works, Inc.	75,090	6,313,567
Ingersoll-Rand PLC	465,472	28,673,075
ITT Corp.	48,120	2,089,370
Pentair Ltd.	54,590	4,240,005
Snap-On, Inc.	173,022	18,949,369
SPX Corp.	108,374	10,795,134
TriMas Corp. (a)	41,082	1,638,761
Wabtec Corp.	124,140	9,219,878
Watts Water Technologies, Inc. Class A	18,877	1,167,920
Woodward, Inc.	92,639	4,225,265
		116,724,254
Professional Services - 3.0%
Corporate Executive Board Co.	58,119	4,500,154
Dun & Bradstreet Corp.	252,880	31,041,020
Huron Consulting Group, Inc. (a)	36,414	2,283,886
Insperity, Inc.	24,739	893,820
Kelly Services, Inc. Class A (non-vtg.)	142,313	3,549,286
Manpower, Inc.	348,575	29,928,650
Randstad Holding NV	35,330	2,291,654
Resources Connection, Inc.	28,400	406,972
Towers Watson & Co.	133,410	17,024,450
TrueBlue, Inc. (a)	199,146	5,133,984
		97,053,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
Con-way, Inc.	355,186	$ 14,104,436
Old Dominion Freight Lines, Inc. (a)	42,454	2,250,911
Ryder System, Inc.	173,384	12,792,272
		29,147,619
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	120,966	3,759,623
United Rentals, Inc. (a)	74,825	5,832,609
		9,592,232
TOTAL INDUSTRIALS		524,713,499
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	1,666,096	14,778,272
F5 Networks, Inc. (a)	45,071	4,095,151
Juniper Networks, Inc. (a)	319,099	7,202,064
Plantronics, Inc.	37,195	1,727,708
Ubiquiti Networks, Inc.	3,300	151,668
		27,954,863
Computers & Peripherals - 0.5%
EMC Corp.	676,163	17,005,499
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	464,223	25,184,098
Avnet, Inc.	199,757	8,811,281
CDW Corp.	458,124	10,701,777
Flextronics International Ltd. (a)	1,321,451	10,267,674
Jabil Circuit, Inc.	131,468	2,292,802
TE Connectivity Ltd.	588,240	32,417,906
Tech Data Corp. (a)	47,278	2,439,545
		92,115,083
Internet Software & Services - 0.9%
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	6,212,780
Stamps.com, Inc. (a)	112,591	4,740,081
Tencent Holdings Ltd.	48,200	3,074,387
Web.com Group, Inc. (a)	134,478	4,275,056
Yahoo!, Inc. (a)	306,153	12,380,827
		30,683,131
IT Services - 9.1%
Alliance Data Systems Corp. (a)(d)	136,428	35,871,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Broadridge Financial Solutions, Inc.	152,880	$ 6,041,818
Cognizant Technology Solutions Corp. Class A (a)	39,800	4,019,004
Computer Sciences Corp.	127,058	7,100,001
Euronet Worldwide, Inc. (a)	657,505	31,461,614
Fidelity National Information Services, Inc.	617,516	33,148,259
Fiserv, Inc. (a)	573,884	33,887,850
FleetCor Technologies, Inc. (a)	209,864	24,589,765
Genpact Ltd. (a)	77,143	1,417,117
Global Payments, Inc.	386,871	25,142,746
Heartland Payment Systems, Inc.	282,162	14,062,954
Jack Henry & Associates, Inc.	15,459	915,327
Sapient Corp. (a)	1,291,327	22,417,437
Teletech Holdings, Inc. (a)	418,126	10,009,936
Total System Services, Inc.	829,447	27,603,996
Vantiv, Inc. (a)	193,698	6,316,492
Visa, Inc. Class A	35,149	7,826,979
		291,832,309
Office Electronics - 0.2%
Xerox Corp.	686,588	8,355,776
Semiconductors & Semiconductor Equipment - 4.2%
Avago Technologies Ltd.	187,571	9,920,630
Freescale Semiconductor Holdings I Ltd. (a)(d)	169,003	2,712,498
Intersil Corp. Class A	331,000	3,796,570
Lam Research Corp. (a)	287,163	15,636,025
Microchip Technology, Inc. (d)	195,527	8,749,833
NVIDIA Corp.	787,543	12,616,439
NXP Semiconductors NV (a)	656,228	30,140,552
PDF Solutions, Inc. (a)	451,117	11,557,618
PMC-Sierra, Inc. (a)	117,678	756,670
RF Micro Devices, Inc. (a)	1,469,366	7,581,929
Skyworks Solutions, Inc. (a)	1,111,923	31,756,521
		135,225,285
Software - 2.3%
Activision Blizzard, Inc.	456,940	8,147,240
Electronic Arts, Inc. (a)	862,110	19,776,803
Intuit, Inc.	213,306	16,279,514
Mentor Graphics Corp.	646,294	15,556,297
MICROS Systems, Inc. (a)	68,940	3,955,088
Parametric Technology Corp. (a)	141,694	5,014,551
SS&C Technologies Holdings, Inc. (a)	59,731	2,643,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	10,740	$ 186,554
Verint Systems, Inc. (a)	52,999	2,275,777
		73,835,518
TOTAL INFORMATION TECHNOLOGY		677,007,464
MATERIALS - 4.4%
Chemicals - 2.5%
Albemarle Corp.	233,842	14,823,244
Ashland, Inc.	155,167	15,057,406
Cytec Industries, Inc.	117,482	10,944,623
LyondellBasell Industries NV Class A	159,920	12,838,378
Methanex Corp.	131,000	7,747,159
Olin Corp. (d)	146,570	4,228,545
PolyOne Corp.	267,383	9,451,989
W.R. Grace & Co. (a)	41,498	4,102,907
		79,194,251
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	64,136	1,525,795
Packaging Corp. of America	239,671	15,166,381
		16,692,176
Metals & Mining - 0.6%
Commercial Metals Co.	89,689	1,823,377
Goldcorp, Inc.	94,500	2,049,687
Kinross Gold Corp.	184,000	805,460
New Gold, Inc. (a)	829,500	4,341,746
Osisko Mining Corp. (a)	1,632,600	7,238,923
Steel Dynamics, Inc.	247,894	4,843,849
		21,103,042
Paper & Forest Products - 0.8%
Boise Cascade Co.	785,921	23,168,951
P.H. Glatfelter Co.	77,861	2,152,078
		25,321,029
TOTAL MATERIALS		142,310,498
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	75,472	1,945,668
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	23,772	$ 2,277,833
TOTAL COMMON STOCKS (Cost $2,416,989,528)		3,193,048,848
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,313,965
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,768,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,082,433
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	17,508,209	17,508,209
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	39,476,764	39,476,764
TOTAL MONEY MARKET FUNDS (Cost $56,984,973)		56,984,973
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,478,643,548)		3,256,116,254
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(39,930,915)
NET ASSETS - 100%		$ 3,216,185,339
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,965 or 0.1% of net assets.

(f) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,494
Fidelity Securities Lending Cash Central Fund	242,848
Total	$ 324,342
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 654,724,659	$ 644,405,582	$ 10,319,077	$ -
Consumer Staples	156,151,630	156,151,630	-	-
Energy	171,072,847	171,072,846	1	-
Financials	490,446,396	456,971,400	33,474,996	-
Health Care	378,480,787	378,480,787	-	-
Industrials	524,713,499	524,713,499	-	-
Information Technology	677,007,464	677,007,464	-	-
Materials	142,310,498	142,310,498	-	-
Telecommunication Services	1,945,668	1,945,668	-	-
Utilities	2,277,833	2,277,833	-	-
Money Market Funds	56,984,973	56,984,973	-	-
Total Investments in Securities:	$ 3,256,116,254	$ 3,212,322,180	$ 43,794,074	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.9%
Ireland	3.3%
Bermuda	2.9%
Canada	2.0%
Switzerland	1.4%
Netherlands	1.4%
Japan	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value (including securities loaned of $38,968,229) - See accompanying schedule: Unaffiliated issuers (cost $2,421,658,575)	$ 3,199,131,281
Fidelity Central Funds (cost $56,984,973)	56,984,973
Total Investments (cost $2,478,643,548)		$ 3,256,116,254
Receivable for investments sold Regular delivery		12,190,525
Delayed delivery		667,900
Receivable for fund shares sold		3,800,217
Dividends receivable		1,664,589
Interest receivable		2,217
Distributions receivable from Fidelity Central Funds		12,718
Prepaid expenses		6,729
Other receivables		192,408
Total assets		3,274,653,557

Liabilities
Payable to custodian bank	$ 145,349
Payable for investments purchased	5,877,075
Payable for fund shares redeemed	10,055,405
Accrued management fee	1,444,264
Distribution and service plan fees payable	683,394
Other affiliated payables	714,420
Other payables and accrued expenses	71,547
Collateral on securities loaned, at value	39,476,764
Total liabilities		58,468,218

Net Assets		$ 3,216,185,339
Net Assets consist of:
Paid in capital		$ 2,397,576,482
Accumulated net investment loss		(38,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,174,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		777,472,873
Net Assets		$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,079,380,484 ÷ 51,936,808 shares)	$ 20.78

Maximum offering price per share (100/94.25 of $20.78)	$ 22.05
Class T: Net Asset Value and redemption price per share ($461,204,941 ÷ 22,477,922 shares)	$ 20.52

Maximum offering price per share (100/96.50 of $20.52)	$ 21.26
Class B: Net Asset Value and offering price per share ($35,769,736 ÷ 1,822,206 shares)A	$ 19.63

Class C: Net Asset Value and offering price per share ($301,398,155 ÷ 15,372,745 shares)A	$ 19.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,326,259,791 ÷ 62,688,010 shares)	$ 21.16

Class Z: Net Asset Value, offering price and redemption price per share ($12,172,232 ÷ 576,492 shares)	$ 21.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2013

Investment Income
Dividends		$ 33,010,678
Interest		2,476
Income from Fidelity Central Funds		324,342
Total income		33,337,496

Expenses
Management fee	$ 15,984,348
Transfer agent fees	7,547,784
Distribution and service plan fees	7,644,995
Accounting and security lending fees	859,733
Custodian fees and expenses	146,793
Independent trustees' compensation	15,005
Registration fees	167,866
Audit	104,497
Legal	8,160
Interest	916
Miscellaneous	26,257
Total expenses before reductions	32,506,354
Expense reductions	(289,210)	32,217,144
Net investment income (loss)		1,120,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,698,617
Foreign currency transactions	(46,366)
Total net realized gain (loss)		438,652,251
Change in net unrealized appreciation (depreciation) on: Investment securities	436,422,442
Assets and liabilities in foreign currencies	(2,767)
Total change in net unrealized appreciation (depreciation)		436,419,675
Net gain (loss)		875,071,926
Net increase (decrease) in net assets resulting from operations		$ 876,192,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,120,352	$ 10,906,709
Net realized gain (loss)	438,652,251	233,160,212
Change in net unrealized appreciation (depreciation)	436,419,675	142,230,013
Net increase (decrease) in net assets resulting from operations	876,192,278	386,296,934
Distributions to shareholders from net investment income	(1,289,944)	(1,913,985)
Distributions to shareholders from net realized gain	(369,932,739)	(125,035,080)
Total distributions	(371,222,683)	(126,949,065)
Share transactions - net increase (decrease)	148,580,983	(729,148,287)
Total increase (decrease) in net assets	653,550,578	(469,800,418)

Net Assets
Beginning of period	2,562,634,761	3,032,435,179
End of period (including accumulated net investment loss of $38,431 and accumulated net investment loss of $30,626, respectively)	$ 3,216,185,339	$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.01	.07	(.05)	(.02)	- H
Net realized and unrealized gain (loss)	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total Return A,B	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets D,G
Expenses before reductions	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	.06%	.38%	(.27)%	(.13)%	-% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) C	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total Return A,B	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total Return A,B	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) C	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total Return A,B	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets D,F
Expenses before reductions	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rate E	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.06	.11	- F	.02	.03
Net realized and unrealized gain (loss)	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	(.02)	(.04)	-	-	-
Distributions from net realized gain	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total Return A	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rate D	134%	186%	80%	42%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended December 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	2.26
Total from investment operations	2.30
Distributions from net investment income	(.08)
Distributions from net realized gain	(2.44)
Total distributions	(2.52)
Net asset value, end of period	$ 21.11
Total Return B,C	11.35%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172
Portfolio turnover rate F	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 788,189,175
Gross unrealized depreciation	(17,596,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 770,592,450

Tax Cost	$ 2,485,523,804

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,982,094
Undistributed long-term capital gain	$ 42,178,979
Net unrealized appreciation (depreciation)	$ 770,592,617

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 43,111,988	$ 1,913,985
Long-term Capital Gains	328,110,695	125,035,080
Total	$ 371,222,683	$ 126,949,065

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,765,855,255 and $3,999,953,629, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,501,899	$ 47,956
Class T	.25%	.25%	2,104,230	11,570
Class B	.75%	.25%	392,666	295,764
Class C	.75%	.25%	2,646,200	209,806
			$ 7,644,995	$ 565,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 174,696
Class T	30,237
Class B*	31,536
Class C*	12,612
$ 249,081

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,501,378.25
Class T	931,890.22
Class B	118,089.30
Class C	665,043.25
Institutional Class	3,330,685.29
Class Z	699	.05*
	$ 7,547,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,816 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,203,250.37%		$ 916

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,097 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,848, including $13,119 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement

Class A	$ 4,727
Class T	1,992
Class B	171
Class C	1,277
Institutional Class	5,759
$ 13,926

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $275,225 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013A	2012
From net investment income
Institutional Class	$ 1,249,112	$ 1,913,985
Class Z	40,832	-
Total	$ 1,289,944	$ 1,913,985
From net realized gain
Class A	$ 125,442,051	$ 45,477,477
Class T	52,991,988	19,107,017
Class B	4,308,484	2,284,191
Class C	34,687,156	11,934,510
Institutional Class	151,259,727	46,231,885
Class Z	1,243,333	-
Total	$ 369,932,739	$ 125,035,080

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013A	2012	2013A	2012
Class A
Shares sold	7,210,037	13,667,395	$ 143,776,708	$ 238,850,934
Reinvestment of distributions	6,013,583	2,506,427	118,265,815	42,859,902
Shares redeemed	(14,639,553)	(45,454,317)	(290,306,598)	(789,341,888)
Net increase (decrease)	(1,415,933)	(29,280,495)	$ (28,264,075)	$ (507,631,052)
Class T
Shares sold	3,421,868	3,527,446	$ 65,713,261	$ 61,068,430
Reinvestment of distributions	2,594,670	1,072,407	50,391,644	18,134,396
Shares redeemed	(6,085,831)	(8,536,501)	(118,808,570)	(147,707,318)
Net increase (decrease)	(69,293)	(3,936,648)	$ (2,703,665)	$ (68,504,492)
Class B
Shares sold	52,062	46,541	$ 993,754	$ 777,999
Reinvestment of distributions	216,922	130,661	4,022,154	2,123,240
Shares redeemed	(1,104,943)	(1,262,788)	(20,537,133)	(21,119,676)
Net increase (decrease)	(835,959)	(1,085,586)	$ (15,521,225)	$ (18,218,437)
Class C
Shares sold	1,973,338	1,456,138	$ 37,377,384	$ 24,388,070
Reinvestment of distributions	1,679,447	653,779	31,189,689	10,636,987
Shares redeemed	(2,368,494)	(4,803,300)	(44,439,000)	(80,054,915)
Net increase (decrease)	1,284,291	(2,693,383)	$ 24,128,073	$ (45,029,858)
Institutional Class
Shares sold	15,290,294	14,326,778	$ 308,652,024	$ 254,086,166
Reinvestment of distributions	7,025,405	2,506,041	140,724,124	43,613,938
Shares redeemed	(14,242,562)	(22,067,425)	(291,398,892)	(387,464,552)
Net increase (decrease)	8,073,137	(5,234,606)	$ 157,977,256	$ (89,764,448)
Class Z
Shares sold	526,962	-	$ 12,000,131	$ -
Reinvestment of distributions	63,857	-	1,284,165	-
Shares redeemed	(14,327)	-	(319,677)	-
Net increase (decrease)	576,492	-	$ 12,964,619	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class Z	02/18/2014	02/14/2014	$0.350

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $336,047,431, or, if subsequently determined to be different, the net capital gain of such year.

Class Z designates 40% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 51% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPZ-UANN-0214
1.9585884.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2013, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$52,000	$-	$4,700	$1,100

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$54,000	$-	$4,600	$800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2013A	December 31, 2012A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$795,000	$955,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2013 A	December 31, 2012 A
Deloitte Entities	$1,685,000	$1,900,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2014